Fees Summary	Aug. 04, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 699,000
Previously Paid Amount	0.00
Total Fee Amount	107.02
Total Offset Amount	0.00
Net Fee	107.02
Narrative - Max Aggregate Offering Price	$ 699,000
Final Prospectus	true